Document and Entity Information	Nov. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	ORBCOMM Inc.
Entity Central Index Key	0001361983
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33118
Entity Tax Identification Number	41-2118289
Entity Address, Address Line One	395 W. Passaic Street
Entity Address, City or Town	Rochelle Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07662
City Area Code	703
Local Phone Number	433-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ORBC
Security Exchange Name	NASDAQ